Supplemental Financial Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Financial Information [Line Items]
Net investment in U.S. dollar functional currency	$ 789,000,000	$ 213,000,000
Cash and cash equivalents	1,894,000,000	1,614,000,000	$ 1,185,000,000	$ 670,000,000
SSMC [Member]
Supplemental Financial Information [Line Items]
Cash and cash equivalents	316,000,000	485,000,000
Dividend distribution	$ 325,000,000	130,000,000
TSMC [Member]
Supplemental Financial Information [Line Items]
Dividend percentage to joint venture	38.80%
ASMC [Member]
Supplemental Financial Information [Line Items]
Quoted market price	$ 35,000,000
Notes Payable to Banks [Member] | USD Notes [Member] | Net Investment Hedge [Member]
Supplemental Financial Information [Line Items]
F/X result on net investment hedge instruments		$ (190,000,000)	$ (214,000,000)